INVESTMENT PROPERTY (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
As of beginning of the year	¥ 0
As of end of the year	0	¥ 0
Fair value of investment property	269,900,000
Cost
Disclosure of detailed information about investment property [line items]
As of beginning of the year	37,253,000	37,253,000
Transferred from property, plant and equipment	331,359,000	0
Transferred from right-of-use assets	32,619,000	0
As of end of the year	401,231,000	37,253,000
Accumulated depreciation
Disclosure of detailed information about investment property [line items]
As of beginning of the year	(1,886,000)	(1,886,000)
Depreciation for the year	0	0
Transferred from property, plant and equipment	(47,452,000)	0
Transferred from right-of-use assets	(4,649,000)	0
As of end of the year	(53,987,000)	(1,886,000)
Impairment
Disclosure of detailed information about investment property [line items]
As of beginning of the year	(35,367,000)	(35,367,000)
Transferred from property, plant and equipment	(283,907,000)	0
Transferred from right-of-use assets	(27,970,000)	0
As of end of the year	¥ (347,244,000)	¥ (35,367,000)